SUMMARY OF CONDENSED STATEMENTS OF CASH FLOWS OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (26,516)	¥ (188,261)	¥ (216,822)	¥ (25,991)
Net cash generated from investing activities	41,414	294,035	92,565	(513,795)
Net cash generated from/(used in) financing activities	(3,568)	(25,334)	(94,555)	(463)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,060	7,528	45,823	(19,763)
Net (decrease)/increase in cash, cash equivalents and restricted cash	12,390	87,968	(172,989)	(560,012)
Cash, cash equivalents and restricted cash at beginning of the year	64,331	456,743	629,732	1,189,744
Cash, cash equivalents and restricted cash at the end of the year	$ 76,721	544,711	456,743	629,732
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities		(8,557)	(9,075)	(23,226)
Net cash generated from investing activities		31,720	154,552	29,919
Net cash generated from/(used in) financing activities		(25,334)	(94,752)	788
Effect of exchange rate changes on cash, cash equivalents and restricted cash		878	5,960	(2,457)
Net (decrease)/increase in cash, cash equivalents and restricted cash		(1,293)	56,685	5,024
Cash, cash equivalents and restricted cash at beginning of the year		65,363	8,678	3,654
Cash, cash equivalents and restricted cash at the end of the year		¥ 64,070	¥ 65,363	¥ 8,678